Intangible Assets, Net (Other Than Goodwill) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

		Acquired and
	Customer	Developed	Intellectual		Patents
	Relationships	Software	Property	Non-Compete	Pending	Total

Useful Lives	10 Years	5 Years	10 Years	10 Years	N/A

Carrying Value at December 31, 2018	$1,128,734	$908,893	$1,191,942	$2,433	$78,182	$3,310,184
Additions					597	597
Amortization	(39,679)	(57,327)	(43,432)	(609)	—	(141,047)
Carrying Value at March 31, 2019	$1,089,055	$851,566	$1,148,510	$1,824	$78,779	$3,169,734

		Acquired and
	Customer	Developed	Intellectual		Patents
	Relationships	Software	Property	Non-Compete	Pending	Total
Cost	$1,587,159	$959,882	$1,759,809	$14,087	$78,779	$4,399,716
Accumulated amortization	(498,104)	(108,316)	(611,299)	(12,263)	—	(1,229,982)
Carrying Value at March 31, 2019	$1,089,055	$851,566	$1,148,510	$1,824	$78,779	$3,169,734

	Customer Relationships	Acquired and Developed Software	Intellectual Property	Non-Compete	Patents Pending	Total

Useful Lives	10 Years	5 Years	10 Years	10 Years	N/A

Carrying Value at December 31, 2016	$1,446,166	$—	$2,000,858	$8,067	$19,200	$3,474,291
Additions	—	—	—	—	9,246	9,246
Write off of assets	—	—	(212,862)	—	—	(212,862)
Amortization	(158,716)	—	(231,062)	(2,817)	—	(392,595)
Carrying Value at December 31, 2017	1,287,450	—	1,556,934	5,250	28,446	2,878,080
Additions	—	959,882	—	—	49,736	1,009,618
Write off of assets	—	—	(148,627)	—	—	(148,627)
Amortization	(158,716)	(50,989)	(216,365)	(2,817)	—	(428,887)
Carrying Value at December 31, 2018	$1,128,734	$908,893	$1,191,942	$2,433	$78,182	$3,310,184

	Customer Relationships	Acquired and Developed Software	Intellectual Property	Non-Compete	Patents Pending	Total
Cost	$1,587,159	$—	$2,146,561	$14,087	$28,446	$3,776,253
Accumulated amortization	(299,709)	—	(589,627)	(8,837)	—	(898,173)
Carrying Value at December 31, 2017	$1,287,450	$—	$1,556,934	$5,250	$28,446	$2,878,080

	Customer Relationships	Acquired and Developed Software	Intellectual Property	Non-Compete	Patents Pending	Total
Cost	$1,587,159	$959,882	$1,759,809	$14,087	$78,182	$4,399,119
Accumulated amortization	(458,425)	(50,989)	(567,867)	(11,654)	—	(1,088,935)
Carrying Value at December 31, 2018	$1,128,734	$908,893	$1,191,942	$2,433	$78,182	$3,310,184

Schedule of future amortization expense of intangible assets
Fiscal Year Ending December 31,
Remainder of 2019	$423,939
2020	562,554
2021	562,554
2022	469,220
2023	418,232
Thereafter	733,235
$3,169,734

2019	$564,987
2020	562,554
2021	562,554
2022	469,220
2023	418,232
Thereafter	732,637
$3,310,184